SHARE-BASED PAYMENTS - Unrecognized Compensation Cost (Details) (Imported) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized [Abstract]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 1,164,223	$ 238,275
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 5 months 23 days	1 year 9 months 18 days